Intangible assets, net	12 Months Ended
Dec. 31, 2017
ZHEJIANG TIANLAN
Intangible assets, net
	2017	2016
	RMB’000	RMB’000
Patents	2,400	2,400
Others	567	567

	2,967	2,967

Less: Accumulated amortisation	(1,744)	(1,592)

	1,223	1,375

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Amortisation expense	152	575	193

The useful lives of intangible assets, net of the Group are normally 10-20 years. The following table represents the total estimated amortization of intangible assets, net for the five succeeding fiscal years to December 31, 2017:

For the Twelve Months Ending December 31,	Estimated Amortization Expenses
RMB’000
2018	152
2019	152
2020	152
2021	152
2022	152
Thereafter	463
1,223

ZHEJIANG JIAHUAN
Intangible assets, net
	2017	2016
	RMB’000	RMB’000
Software	4,688	591
	4,688	591
Less: Accumulated amortization	(1,043)	(349)
	3,645	242

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Amortization expenses	591	266	83

The useful lives of intangible assets, net of the Group are normally 5-20 years. The following table represents the total estimated amortization of intangible assets, net for the five succeeding fiscal years to December 31, 2017:

For the Twelve Months Ending December 31,	Estimated Amortization Expenses
RMB’000

2018	591
2019	591
2020	591
2021	591
2022	591
Thereafter	690

3,645